CONTINGENCIES	9 Months Ended
Sep. 30, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 12 – Contingencies:

General

From time to time, Teva and its subsidiaries are subject to claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to patent litigation. Teva believes that it has meritorious defenses to all actions brought against it and vigorously pursues the defense or settlement of each such action. Except as described below, Teva does not currently have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to such actions.

Teva records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of these cases, management's assessment of the likelihood of damages, and the advice of counsel, no provisions have been made except as noted below. Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions.

Based on currently available information, Teva believes that none of the proceedings brought against it described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flow in a given period. In addition, Teva may incur significant legal and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

From time to time, Teva seeks to develop generic versions of patent-protected pharmaceuticals for sale prior to patent expiration in various territories. In the United States, to obtain approval for most generics prior to the expiration of the originator's patent(s), Teva must challenge the patent(s) under the procedures set forth in the Hatch-Waxman Act of 1984, as amended. To the extent that Teva seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patent(s). Teva may also be involved in patent litigation involving the extent to which alternate manufacturing process techniques may infringe originator or third-party process patents. From time to time, Teva is also involved in litigation regarding patents in other countries where it does business. The laws concerning generic pharmaceuticals and patents differ from country to country.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic version even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva.

The general rule for damages in patent infringement cases is that the patentee should be compensated by no less than a reasonable royalty, and it may also be able in certain circumstances to be compensated for its lost profits. The amount of a reasonable royalty award would be calculated based on the sales of Teva's generic product. The amount of lost profits would be based on the lost sales of the branded product. The launch of an authorized generic and other generic competition may be relevant to the damages calculation. In addition, in some jurisdictions, such as the United States, the patentee may seek consequential damages as well as enhanced damages of up to three times the profits lost by the patent holder for willful infringement, although courts have typically awarded much lower multiples.

Although Teva currently has insurance coverage for certain products and types of damages for patent infringement, a claim for coverage may be subject to a deductible, involve a co-insurance participation, exceed policy limits or ultimately be found to relate to damages that are not covered by Teva's policy, and insurance for additional products may be difficult to obtain. Furthermore, any insurance recovery would not be recognized for financial statement purposes until collection is assured.

Teva's business inherently exposes it to potential product liability claims. As Teva's portfolio of available medicines continues to expand, the number of product liability claims asserted against Teva has increased. Teva maintains product liability insurance coverage in amounts and with terms that it believes are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceuticals that are not covered by insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of coverage it desires.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims. Teva's agreements with third parties may require Teva to indemnify them, or require them to indemnify Teva, for the costs and damages incurred in connection with product liability claims, in specified or unspecified amounts.

Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the United States. All third-party sales figures given below are based on IMS data.

Intellectual Property Matters

In June 2007, Teva Canada commenced sales of its 2.5 mg, 5 mg, 7.5 mg, 10 mg and 15 mg olanzapine tablets, which are the generic versions of Eli Lilly's Zyprexa®. Following the launch, Lilly sued Teva Canada for patent infringement. Lilly's patent (which expired in April 2011) was found invalid in October 2009, and again in November 2011 following reconsideration. Lilly's appeal was dismissed in September 2012, and on May 16, 2013, the Supreme Court of Canada dismissed Lilly's application for leave to appeal the dismissal. This matter is now concluded.

In December 2007, Teva commenced sales of its 20 mg and 40 mg pantoprazole sodium tablets, which are the AB-rated generic versions of Wyeth's Protonix®. Altana Pharma and Wyeth Pharmaceuticals (collectively, “Wyeth”) sued Teva for patent infringement, and in April 2010, following a jury trial, the jury returned a verdict finding that the patent, which Teva had infringed, was not invalid.

The trial in the damages phase of the case began on June 3, 2013. On June 11, 2013, Teva entered into a settlement agreement with Wyeth, which was announced on June 12, 2013. As part of the settlement, which provides for the release of all claims against Teva and its subsidiaries, Teva agreed to pay $1.6 billion to Wyeth. Teva has paid $800 million to date and is obligated to pay the remainder in 2014. As a result of the settlement, management recorded a provision of $930 million in the second quarter of 2013, in addition to the $670 million provision previously recorded in the 2012 financial statements. Teva believes that it may have up to approximately $560 million of net insurance coverage available to defray the payments, subject to recovery from the insurance carriers, which are disputing both their obligation to cover and the claimed limits of coverage.

Product Liability Matters

On June 23, 2011, the United States Supreme Court held, in Pliva, Inc. v. Mensing, one of the metoclopramide cases mentioned below, that federal law preempts state law product liability claims brought against generic pharmaceutical manufacturers under a “failure to warn” theory. On June 24, 2013, the United States Supreme Court held, in Mutual Pharmaceutical Company, Inc. v. Bartlett, that “design defect” claims against a generic manufacturer are also preempted by federal law because they are essentially failure to warn claims and therefore are preempted on the same grounds as the claims in Mensing. Teva believes that these decisions are likely to reduce its aggregate exposure in currently pending product liability lawsuits involving generic products, including those described below, although the extent of such reduction is uncertain at this time.

Teva subsidiaries Barr Pharmaceuticals and Duramed have been named as defendants in approximately 6,000 personal injury product liability cases brought against them and other manufacturers by plaintiffs claiming injuries from the use of certain estrogen and progestin products. The cases primarily involved medroxyprogesterone acetate (a progestin prescribed to women receiving estrogen-containing hormone therapy), although a small number involved Cenestin® (an estrogen-containing medicine sometimes prescribed to treat symptoms associated with menopause). Over 5,900 cases have been dismissed, either because the plaintiffs were unable to demonstrate actual use of a Barr or Duramed product or as a result of the Mensing decision. There are approximately 33 remaining cases, and additional dismissals are possible. Of these cases, 15 involve the alleged ingestion of Cenestin® and are part of a multidistrict litigation in an Arkansas federal court. Of the 18 other pending cases, all of which involve the alleged ingestion of generic drugs, eight are part of a mass tort proceeding in the Philadelphia Court of Common Pleas; nine are part of a multicounty proceeding in a New Jersey state court; and one case is pending in the United States District Court for the Western District of Wisconsin. The vast majority of the claims are covered by insurance.

Teva and its subsidiaries have been named as defendants in approximately 4,000 product liability lawsuits brought against them and other manufacturers by approximately 4,400 plaintiffs claiming injuries (including allegations of neurological disorders, such as tardive dyskinesia) from the use of metoclopramide (the generic form of Reglan®). Certain of these claims are covered by insurance. For over 20 years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing the disorder increases with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia resulting from long-term usage. The cases of approximately 500 of the plaintiffs have been dismissed or otherwise resolved to date. Teva expects to be dismissed from at least some of the remaining cases on the basis that some plaintiffs cannot demonstrate that they used a Teva product. Approximately 40% of the plaintiffs are parties to cases against Teva that are part of a mass tort proceeding in the Philadelphia Court of Common Pleas. In addition, there are mass tort proceedings under way in state courts in California and New Jersey. All of the cases in the Philadelphia court have been stayed with respect to the generic defendants pending resolution of appeals regarding whether the claims should be dismissed due to federal preemption. On July 29, 2013, the Pennsylvania Superior Court affirmed, in part, and reversed, in part, the trial court's denial of the generic defendants' preemption motion. This ruling substantially allows the cases to proceed. Teva intends to seek further review of this decision. In the California litigation, which now includes about half of the total plaintiffs, the defendants' motion to dismiss has been denied. In the New Jersey proceeding, the trial court granted the defendants' motion to dismiss, on federal preemption grounds, all claims other than those based on an alleged failure to timely update the label. Teva has filed a motion for leave to appeal to the New Jersey Supreme Court. A federal case in the District of Vermont against Pliva, a subsidiary of Teva, had been scheduled for trial in July 2013 based solely on the claim that the plaintiff's injuries were caused by the absence from Pliva's product label of language in the “Indications,” “Usage” and “Dosing and Administration” sections of the label of the brand drug (Reglan®) that was approved by the FDA in July 2004. This case was settled on July 8, 2013. Another federal case against Pliva, in the Eastern District of North Carolina, in which the plaintiffs are attempting to pursue private enforcement of claims for alleged violations of federal regulations regarding post-market surveillance and adverse event reporting, may be scheduled for trial later this year.

Competition Matters

As part of its generic pharmaceuticals business, Teva has challenged a number of patents on branded pharmaceuticals, some of which are among the most widely-prescribed and well-known drugs on the market. Many of Teva's patent challenges have resulted in litigation relating to Teva's attempts to market generic versions of such pharmaceuticals under the federal Hatch-Waxman Act. Some of this litigation has been resolved through settlement agreements in which Teva obtained a license to market a generic version of the drug, often years before the patents expire. Occasionally, Teva and its subsidiaries have been named as defendants in cases that allege antitrust violations arising from such settlement agreements.

On June 17, 2013, the United States Supreme Court held, in Federal Trade Commission v. Actavis, Inc. (the “AndroGel case”), that a “rule of reason” test should be applied in analyzing whether such settlements potentially violate the federal antitrust laws. In doing so, the Supreme Court reversed a decision of the United States Court of Appeals for the Eleventh Circuit that found that settlement agreements should be analyzed under a “scope of the patent” test. The Supreme Court declined to hold that such agreements should be “per se” illegal or presumptively unlawful, instead adopting an approach in which a trial court must analyze each agreement in its entirety in order to determine whether it violates the antitrust laws. This new rule of reason test may lead to increased scrutiny of Teva's patent settlements, additional administrative action by the FTC, and an increased risk of liability in Teva's currently pending antitrust litigations. Teva believes that its settlement agreements are lawful and serve to increase competition. Nevertheless, the damages allegedly caused by the asserted delays in generic entry can be substantial, particularly when they involve branded drugs with sales in the billions of dollars. Nonetheless, as in the modafinil opt-out case described below, many such cases may be resolved through settlement for amounts considerably less than the damages initially alleged.

In April 2006, Teva Pharmaceuticals USA, Inc. (“Teva USA”), Barr Laboratories, Inc. and Cephalon, Inc. (all subsidiaries of Teva) were named, along with Mylan Laboratories, Inc., Ranbaxy Laboratories Ltd. and Ranbaxy Pharmaceuticals, Inc., in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges that the settlement agreements involving finished modafinil products (the generic version of Provigil®) that Cephalon entered into with the various generic pharmaceutical companies in late 2005 and early 2006 were unlawful because they had the effect of excluding generic competition. The first lawsuit was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon from January 2006 until the alleged unlawful conduct ceases. The first generic modafinil product was launched in March 2012. Similar allegations have been made in a number of additional complaints, including those filed on behalf of proposed classes of direct and indirect purchasers, by an individual indirect purchaser, by certain retail chain pharmacies and by Apotex, Inc. These cases seek various forms of injunctive and monetary relief, including damages based on the difference between the brand price and what the generic price would have been, and disgorgement of profits, trebled under the relevant statutes, plus attorneys' fees and costs. At the time the settlement agreements were entered into, annual sales of Provigil® were approximately $500 million. Annual sales of Provigil® in March 2012, when the first generic modafinil product was launched, were approximately $1 billion.

In February 2008, following an investigation, the FTC sued Cephalon, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition. In March 2010, the District Court denied defendants' motions to dismiss the federal antitrust claims and some of the related state law claims. Because the FTC lawsuit does not currently seek monetary damages, and no fines or penalties have been asserted against Cephalon, no provision has been recorded for this matter. The FTC has indicated that it may file a motion seeking to add Teva as a defendant and that it may seek disgorgement of profits, but it has not done so at this time.

Another class action lawsuit with essentially the same allegations was initiated by an independent pharmacy in Tennessee in November 2009 and dismissed in December 2010. In May 2010, another independent pharmacy also filed suit in Ohio with the same allegations. This case has been transferred to the Eastern District of Pennsylvania.

Teva has settled with certain of the retail chain pharmacies (representing approximately half of the direct purchases of Provigil® from Cephalon) and, given the significant similarities in the claims asserted and damages claimed by certain other purchaser plaintiffs, has concluded that a provision for certain other parts of the litigation is warranted. Accordingly, management recorded a provision of $495 million in the financial statements in the second quarter of 2013 for these matters. Management expects that the settlement demands of the remaining parties could be significantly higher, and there can be no assurance that Teva will be able to reach settlements with the remaining parties on these terms.

In October 2011, the District Court hearing the antitrust cases described above, as well as patent claims brought by plaintiff Apotex, issued its decision regarding Apotex's invalidity claims as to Cephalon's Patent No. RE 37,516, finding the patent to be invalid based on obviousness, among other things, and unenforceable based on inequitable conduct. In March 2012, the District Court ruled that Apotex's product does not infringe Cephalon's patent. On April 8, 2013, the United States Court of Appeals for the Federal Circuit affirmed the District Court's rulings of invalidity and inequitable conduct in a per curiam decision. Cephalon's petition for a rehearing before an en banc panel of the Federal Circuit was denied on May 31, 2013. The plaintiffs in the antitrust case have filed motions for summary judgment asking the District Court (1) to apply the inequitable conduct and invalidity findings to the antitrust cases in an effort to establish antitrust liability, and (2) to find a conspiracy between and among Cephalon and the generic companies.

In April 2011, the European Commission opened a formal investigation against both Cephalon and Teva to assess whether the 2005 settlement agreement between the parties might have had the object or effect of hindering the entry of generic modafinil. The opening of proceedings indicates that the Commission will investigate the case as a matter of priority, but does not mean that there has been a definitive finding of violation of law.

Barr Laboratories has been named as a co-defendant with Bayer Corporation, The Rugby Group, Inc. and others in approximately 38 class action complaints filed in state and federal courts by direct and indirect purchasers of ciprofloxacin (Cipro®) from 1997 to the present. The complaints allege that a 1997 Bayer-Barr patent litigation settlement agreement was anticompetitive and violated federal antitrust laws and/or state antitrust and consumer protection laws. In March 2005, the court in the federal multidistrict litigation granted summary judgment in Barr's favor and dismissed all of the federal actions before it. Following unsuccessful appeals and petitions for certiorari that were denied by the United States Supreme Court, the federal actions have effectively ended. In addition, all but three state cases (California, Kansas and Florida) have been dismissed. In the California case, the trial court granted defendants' summary judgment motions, and the California Court of Appeal affirmed in October 2011. The plaintiffs petitioned for review by the California Supreme Court, which decided to hear the appeal, but then suspended the case before completion of briefing, pending the United States Supreme Court's disposition of the AndroGel case. The plaintiffs moved to maintain the stay in order for the trial court to evaluate a proposed $74 million class settlement with Bayer, and on July 16, 2013, the California Supreme Court granted the stay and directed the trial court to review the settlement. Based on the plaintiff's expert testimony in the non-terminated federal multidistrict litigation, estimated sales of ciprofloxacin in California were approximately $500 million during the alleged damages period. The Kansas action has been reopened, and the Florida action is in the very early stages, with no hearings or schedule set to date.

In December 2011, three groups of plaintiffs sued Wyeth and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving extended release venlafaxine (generic Effexor® ER). The cases were filed by a purported class of direct purchasers, by a purported class of indirect purchasers and by certain chain pharmacies. The plaintiffs claim that the settlement agreement between Wyeth and Teva unlawfully delayed generic entry. The plaintiffs also have asserted claims against Wyeth alone for fraud on the United States Patent Office. Teva filed motions to dismiss in April 2012. The case was stayed pending the decision in the AndroGel case, and has now been re-opened. The defendants' motions to dismiss were heard on September 10, 2013.

In February 2012, two purported classes of direct-purchaser plaintiffs sued GlaxoSmithKline and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving lamotrigine (generic Lamictal®). In August 2012, a purported class of indirect purchaser plaintiffs filed a nearly identical complaint against GSK and Teva. The plaintiffs claim that the settlement agreement unlawfully delayed generic entry and seek unspecified damages. In December 2012, the District Court dismissed the cases. The plaintiffs' appeal was stayed pending the decision in the AndroGel case. The case has been remanded for further proceedings. The parties are awaiting a decision on a motion for reconsideration of the dismissal order.

Starting in September 2012, plaintiffs in 11 cases, including overlapping purported class actions, sued AstraZeneca and Teva, as well as Ranbaxy and Dr. Reddy's, for violating the antitrust laws by entering into settlement agreements to resolve the esomeprazole (generic Nexium®) patent litigation. These cases have been consolidated and transferred to the District of Massachusetts. The defendants' motions to dismiss were denied on April 18, 2013. At the time the settlement agreements were entered into, annual sales of Nexium® were approximately $2.7 billion. Summary judgment motions are anticipated in November 2013 and trial is scheduled for March 2014.

In April 2013, purported classes of direct purchasers of and end payors for Niaspan® (extended release niacin) sued Teva and Abbott for violating the antitrust laws by entering into a settlement agreement to resolve patent litigation over the product. A multidistrict litigation was formed in the United States District Court for the Eastern District of Pennsylvania.

Starting in July 2013, 12 lawsuits have been filed in several United States District Courts by purported classes of end payors for, and direct purchasers of, Solodyn® ER (minocycline hydrochloride) against Medicis, the innovator, and several generic manufacturers, including Teva. The lawsuits allege, among other things, that the settlement agreements between Medicis and the generic manufacturers violated the antitrust laws.

In January 2013, GlaxoSmithKline (GSK) filed a lawsuit against Teva for violations of the Lanham Act in the marketing of its Budeprion XL 300 mg product. The lawsuit alleges that Teva made false representations when it said that its Budeprion XL 300 mg product was bioequivalent to GSK's Wellbutrin® XL 300 mg and “implicitly communicated” that the product was as safe and efficacious as GSK's product. At the time Teva began selling Budeprion XL 300 mg, annual sales of Wellbutrin® XL 300 mg were approximately $1 billion. Teva has filed a motion to dismiss the complaint on the grounds that GSK cannot challenge a determination of bioequivalence made by the FDA retroactively through the Lanham Act and that Teva's alleged statements were not false or misleading as a matter of law. Oral argument on the motion to dismiss, which had been scheduled for July 2, 2013, has been postponed.

Government Reimbursement Investigations and Drug Pricing Litigation

Together with many other pharmaceutical manufacturers, Teva and/or its subsidiaries in the United States, including Teva USA, Sicor Inc., IVAX Pharmaceuticals, Inc. and Barr (collectively, the “Teva parties”), were named as defendants in a number of cases in state and federal courts throughout the country that relate generally to drug price reporting by manufacturers. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. These drug pricing cases, which seek unspecified amounts in money damages, civil penalties, treble damages, punitive damages, attorneys' fees and/or administrative, injunctive, equitable or other relief, are at various stages of litigation.

A number of state attorneys general and others have filed various actions against the Teva parties (either collectively or individually) relating to reimbursements or drug price reporting under Medicaid or other programs. The Teva parties reached settlements in most of these cases, and remain parties to litigation in Illinois, Missouri and Wisconsin. A settlement in principle has been reached in the Missouri case. Trial in the Illinois case began on October 28, 2013. In this case, the State of Illinois seeks approximately $100 million in compensatory damages. Any such damages ultimately awarded by the court are subject to automatic trebling. In addition, the state is seeking unspecified statutory penalties that could range, depending on the method used for calculation, from a de minimis amount to over $100 million. Teva denies any liability, and will argue that even if the court finds liability, compensatory damages and penalties should be significantly less than the amount sought by the state. A provision for the cases, including the settlements and settlements in principle, was included in the financial statements.

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including Teva USA and other Teva subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The Department of Justice declined to join in the matter. The defendants, including Teva USA, filed a motion to dismiss, which was granted on February 25, 2013. The plaintiffs' deadline to appeal the dismissal has not yet expired.

On September 11, 2013, the State of Louisiana filed a complaint seeking unspecified damages against 54 pharmaceutical companies, including Teva USA, Goldline Laboratories, Inc., Copley Pharmaceuticals, Inc., and Teva Women's Health, Inc. The complaint asserts that each of the defendants allegedly defrauded the state by falsely representing that its products were FDA-approved drugs when they were not, which allegedly caused the state Medicaid program to pay millions of dollars in reimbursement claims for defendants' products that it would not otherwise have covered.

Other Government Investigations

In 2008, Cephalon entered into settlement agreements with the U.S. government and various parties and states relating to allegations of off-label promotion of Actiq®, Provigil® and Gabitril®. In connection with the settlements, Cephalon agreed to plead guilty to one misdemeanor violation of the U.S. Food, Drug, and Cosmetic Act, pay a fine and settlement, and enter into a five-year corporate integrity agreement with the Office of the Inspector General of the Department of Justice. Cephalon continues to defend against putative class action and other complaints regarding its sales and marketing practices with respect to such products. For example, Cephalon is a defendant in a putative class action filed in United States District Court for the Eastern District of Pennsylvania claiming that the plaintiffs suffered monetary losses because Actiq® was promoted and prescribed for uses not approved by the FDA when there were allegedly less expensive pain management drugs that were more appropriate for patients' conditions. A hearing on the plaintiffs' motion for class certification was held on July 24, 2013. A separate set of plaintiffs alleges similar claims against Cephalon involving the drugs Provigil® and Gabitril®. Cephalon is also a defendant in a lawsuit filed by the State of South Carolina alleging violations of the state's unfair trade practices law and common law in connection with the alleged off-label promotion of Actiq®, Provigil® and Gabitril®. Cephalon filed a motion for summary judgment in the South Carolina action, contending that the claims are time-barred under the governing statutes of limitations. Additionally, Cephalon has received and has responded to subpoenas related to Treanda®, Nuvigil® and Fentora®. On March 15, 2013, a federal False Claims Act complaint filed against Cephalon in the Southern District of New York was unsealed. The complaint alleges off-label promotion of Treanda® and Fentora®. Although the government declined to intervene in the action, the qui tam relator is proceeding with the matter and has filed a second amended complaint. Cephalon's motion to dismiss was filed on July 31, 2013. Cephalon filed a motion to dismiss the relator's Fentora® claims based upon lack of jurisdiction on September 30, 2013.

Beginning in 2012, Teva received subpoenas and informal document requests from the SEC and the Department of Justice (“DOJ”) to produce documents with respect to compliance with the Foreign Corrupt Practices Act (the “FCPA”) in certain countries. Teva has provided and will continue to provide documents and other information to the SEC and the DOJ, and is cooperating with the government in their investigations of these matters. Teva is also conducting a voluntary investigation into certain business practices that may have FCPA implications and has engaged independent counsel to assist in its investigation. In the course of its investigation, which is continuing, Teva has identified in Russia, certain Eastern European countries, and certain Latin American countries issues that could potentially rise to the level of FCPA violations and/or violations of local law. Teva has brought these issues to the attention of the SEC and the DOJ. No conclusion can be drawn at this time as to any likely outcomes in these matters.

Environmental Matters

Teva's subsidiaries, including those in the United States and its territories, are parties to a number of proceedings, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged noncompliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings seek to require the generators of hazardous wastes disposed of at a third-party-owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the site or to pay for such activities, including for oversight by governmental authorities, the response costs associated with such oversight and any related damages to natural resources. Teva and/or certain of its subsidiaries have been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva's and/or its subsidiaries' (or its predecessors') facilities or former facilities that may have adversely impacted the environment.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup and other costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, the amounts of which have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are identifiable and estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, indemnitors, former site owners or operators or other potentially responsible parties. In addition, enforcement proceedings relating to alleged federal and state regulatory violations at some of Teva's facilities have resulted, and may result in, the imposition of significant penalties (in amounts not expected to materially adversely affect Teva's results of operations) and the recovery of certain state costs and natural resource damages, and have required, and may require, that corrective measures and enhanced compliance measures be implemented.

Other Litigation

Teva's leading specialty medicine, Copaxone® (glatiramer acetate), which is responsible for a very significant contribution to profits and cash flow from operations, faces patent challenges in the United States and other countries. Teva believes that Copaxone® has strong patent protection and that an equivalent generic version would be difficult to develop. However, if one or more generic versions of Copaxone® were to be approved and Teva's patents were successfully challenged, or if there were a launch at risk, Teva would face generic competition for Copaxone® prior to the expiration of its patents. Earlier than expected generic competition would adversely affect Teva's results of operations.

In August 2008, following the submission by Sandoz Inc. and Momenta Pharmaceuticals, Inc. of an ANDA for a generic version of Copaxone®, Teva sued Sandoz, its parent Novartis AG and Momenta in the United States District Court for the Southern District of New York for infringement of four Orange Book patents, which expire on May 21, 2014. An additional five patents are at issue in the litigation, including one process patent that expires on September 1, 2015. This case has been consolidated with a subsequently filed patent infringement suit against Mylan Laboratories and Natco Pharma Limited. In August 2011, the District Court issued its claim construction opinion, which adopted all relevant interpretations by Teva and rejected all of the interpretations put forth by Sandoz/ Momenta and Mylan/Natco (collectively, the “Defendants”). A trial on inequitable conduct took place in June 2011, and a trial on validity and infringement took place in September 2011. In June 2012, the District Court issued its trial decision, in which it upheld the validity and enforceability of the nine patents at issue and found that Defendants' purported generic products would infringe all nine patents. As a result of this decision, in July 2012, the District Court enjoined the FDA from granting final approval to the Defendants' ANDAs prior to May 24, 2014, and enjoined the Defendants from selling their purported generic products until September 1, 2015. The Defendants appealed the District Court's rulings, and oral argument was heard on May 7, 2013. On July 26, 2013, the United States Court of Appeals for the Federal Circuit affirmed the District Court's judgment regarding the validity and infringement of four patents that expire in May 2014. The appellate court, however, reversed the trial court and declared the other patents expiring in May 2014 and the patent expiring in September 2015 to be invalid. In response, Teva filed a petition for rehearing, which was denied on October 18, 2013. On October 24, 2013, Teva filed with the Federal Circuit a motion to stay the mandate from issuing pending the filing of a petition for certiorari to the United States Supreme Court. Unless the issuance of the mandate is stayed, the District Court's injunction will likely be amended so that it would only prohibit generic competition in the United States until May 24, 2014.

In April 2012, Teva filed suit in the United States District Court for the Southern District of New York against Synthon Pharmaceuticals (“Synthon”) following Synthon's submission of an ANDA for a generic version of Copaxone®. The filing of this action led to a 30-month stay of FDA approval of Synthon's ANDA. The litigation against Synthon remains stayed pending the resolution of the appeal in the Sandoz and Mylan action.

Mylan has also challenged the patents on Copaxone® in Europe and in Canada. In March 2011, Generics UK Limited (a Mylan subsidiary) initiated proceedings before the UK High Court challenging the validity of the U.K. counterpart to the Orange Book patents, which expires on May 23, 2015, and asserting that its proposed product does not infringe. In July 2012, the court ruled in favor of Teva, and on July 29, 2013, the Court of Appeal for England and Wales found in favor of Teva, upholding the validity of the asserted claims of the U.K. patent and denying Mylan's application for a declaration of noninfringement.

In September 2012, Mylan B.V. initiated revocation proceedings challenging the validity of the Dutch counterpart to the Orange Book patents, which expires on May 23, 2015. A trial on the validity of the Dutch patent took place on June 28, 2013. On October 2, 2013, the District Court of The Hague in the Netherlands issued its decision upholding the validity of the Dutch counterpart patent. Mylan has the right to appeal. Mylan has also applied for a declaration of noninfringement for its proposed product in the Netherlands, and a trial is scheduled for November 2013.

In August 2011, Mylan SAS initiated revocation proceedings challenging the validity of the French counterpart to the Orange Book patents, which expires on May 23, 2015. No trial date has been scheduled.

On June 2, 2013, Synthon filed an action in Spain to contest the grant of an approximate three-month term extension of the Spanish patent, which corresponds to the Orange Book patents for Copaxone®. The Spanish action is currently stayed.

In response to the filing of a generic application and corresponding patent challenge in Canada, Teva initiated patent infringement proceedings against Mylan based on the Canadian counterpart to the Orange Book patents, which expires on May 23, 2015, and such action triggered a 24-month stay of Mylan's regulatory approval.

Other Teva innovative, branded or specialty medicines, including Azilect®, Nuvigil®, Fentora®, ProAir® HFA and Treanda®, are also subjects of patent challenges.